Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,364		€ 1,885
Dividend income	8	€ 2
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	2,066		1,590
Dividend income
Other Investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	298		€ 295
Dividend income	€ 8	€ 2